Taxation - Analysis of Our Taxation Expenses (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Income Tax Expense [Line Items]
Origination and reversal of temporary differences	£ (20)	£ 46	£ 96
Adjustments in respect of earlier years	2	(57)	26
Impact of change in UK corporation tax rate to 17% (2017/18: 17%, 2016/17: 17%)			63
Remeasurement of temporary differences	13	11
Total deferred taxation (expense) credit	(5)		185
Total taxation expense	(507)	(584)	(446)
UK [Member]
Disclosure Of Income Tax Expense [Line Items]
Current	(434)	(578)	(555)
Adjustments in respect of earlier years	(9)	37	33
Non-United Kingdom [Member]
Disclosure Of Income Tax Expense [Line Items]
Current	(74)	(66)	(109)
Adjustments in respect of earlier years	15	23
Total current tax expense	£ (502)	£ (584)	£ (631)